Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:	YCG Funds, File Nos. 811-22748 and 333-183956.

Ladies and Gentlemen:

On behalf of the YCG Enhanced Fund, a series of YCG Funds (the “Fund”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(c) under the Securities Act on December 31, 2012; such form of prospectus (accession number 0001398344-12-003936) is incorporated by reference into this Rule 497 Document.

Thank you for your consideration.  Please direct any questions relating to this filing to me at the below listed number.

Warmest Regards,

David Jones
Managing Member